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                       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                                     601 Congress Street
                                      Boston, MA 02210


May 21, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

     Re: John Hancock Life Insurance Company of New York Separate Account A ("Registrant")
          Registration Statement on Form N-4
          File No. 333-149422

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the form of the prospectus dated May 21, 2010 and statement of additional information dated May 3, 2010, each contain no changes from the form of prospectus and statement of additional information contained in the most recent Post-Effective Amendment filed via EDGAR on Form N-4 on May 21, 2010.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities